Earnings per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Profit/(loss) attributable to Navios Logistics’ stockholders	$13,781	$(4,442)	$(66,379)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings/(loss) per share from continuing operations: Basic and diluted	$0.69	$(0.22)	$(3.32)